FAIR VALUE MEASURES - Additional information (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2021
FAIR VALUE MEASURES
Common stock reserved for potential conversion		26,146,962	25,176,881
Warrant liability Series B-1
FAIR VALUE MEASURES
Number of shares issued	19,930	19,930
Purchase price	$ 0.81	$ 0.81
Warrant liability Series D
FAIR VALUE MEASURES
Number of shares issued		137,814		137,814
Purchase price		$ 27.2105		$ 27.2105
Series B-1 and D Warrants
FAIR VALUE MEASURES
Common stock reserved for potential conversion	295,558	295,558